UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23151

Investment Company Act File Number

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

5-to-15 Year Laddered Municipal Bond Portfolio

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$51,702

		$51,702

Education — 6.1%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$564,645
Alabama Public School and College Authority, 5.00%, 5/1/24	500	573,110
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	265,778
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	228,766
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	655,389
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	160,713
Colorado State University, 4.00%, 3/1/33	2,000	2,116,520
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	783,902
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,130,970
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,000,965
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,151,650
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/28	400	453,864
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/29	1,000	1,130,160
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	844,260
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/31	250	279,935
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/23	430	476,595
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/23	235	262,756
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/24	450	504,598
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/24	385	435,012
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/25	540	617,744
Kokomo-Center Schools Building Corp., IN, 5.00%, 1/15/26	555	638,638
Kokomo-Center Schools Building Corp., IN, 5.00%, 7/15/26	500	578,515
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	1,105	1,273,535
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/28	715	772,207
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/29	400	429,180
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/30	225	239,522

Security	Principal Amount (000’s omitted)	Value
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 4.00%, 12/1/31	$300	$317,277
Metropolitan State University of Denver, CO, (Aerospace and Engineering Sciences Building), 5.00%, 12/1/27	625	729,462
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,126,570
New Hope Cultural Education Facilities Finance Corp., TX, (Texas A&M University - Cain Hall Redevelopment), 5.00%, 4/1/24	220	248,508
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	300	354,606
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,154,140
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	218,380
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	112,153
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	169,169
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	475,732
Oregon Facilities Authority, (Reed College), 4.00%, 7/1/32	250	268,440
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/23	120	134,314
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	113,625
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/31	375	429,191
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.74%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	289,080
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	866,092
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	861,382
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,144,610
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	279,150
University of North Carolina at Chapel Hill, 1.662%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	4,250	4,259,987
University of Washington, 5.00%, 4/1/25	2,500	2,910,050
Western Michigan University, 5.00%, 11/15/24	500	566,555

		$40,597,402

Electric Utilities — 4.5%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,135,620
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	570,935
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,137,700
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,159,460
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	280,940
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: TD Bank, N.A.), 1.60%, 7/1/34(2)	5,900	5,900,000
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	113,446
Marquette Board of Light and Power, MI, 5.00%, 7/1/24	475	534,337
Marquette Board of Light and Power, MI, 5.00%, 7/1/25	345	391,789
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	840,142
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	578,580
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,153,220
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.74%, 10/1/33(2)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,468,696
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	568,380
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	136,071
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	346,266
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	294,232

Security	Principal Amount (000’s omitted)	Value
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	$500	$544,230
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	279,028
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	277,890
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	276,758
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	342,657
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	455,608
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,272,163
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,696,230
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,128,320
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	1,500	1,677,525
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	282,137

		$29,842,360

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$554,140

		$554,140

General Obligations — 33.0%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/32	$2,500	$2,893,650
Addison, TX, 5.00%, 2/15/26	270	300,389
Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/29	175	188,899
Anchorage, AK, 5.00%, 9/1/23	750	846,600
Anchorage, AK, 5.00%, 9/1/24	250	286,060
Anchorage, AK, 5.00%, 9/1/25	750	868,867
Anchorage, AK, 5.00%, 9/1/27	780	903,622
Arkansas, 4.00%, 6/1/28	500	539,710
Arlington County, VA, 4.00%, 8/1/27	2,240	2,422,538
Auburn School District No. 408, WA, 4.00%, 12/1/33	2,155	2,289,494
Avon, OH, 4.00%, 12/1/31	590	628,079
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,430,737
Belding Area Schools, MI, 5.00%, 5/1/28	250	289,358
Belding Area Schools, MI, 5.00%, 5/1/30	250	287,425
Boston, MA, 4.00%, 4/1/30	1,500	1,628,760
Boston, MA, 4.00%, 4/1/31	1,500	1,615,320
Brookline, MA, 4.00%, 3/1/30	185	199,293
Bryan County School District, GA, 4.00%, 8/1/32	515	547,713
Bryan County School District, GA, 4.00%, 8/1/33	1,000	1,060,530
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	303,702
Burlington, VT, 5.00%, 11/1/23	350	392,007
Burlington, VT, 5.00%, 11/1/24	400	452,708
Burlington, VT, 5.00%, 11/1/25	400	457,104
Burlington, VT, 5.00%, 11/1/26	250	288,068
Burlington, VT, 5.00%, 11/1/27	225	259,992
Burlington, VT, 5.00%, 11/1/28	370	426,040
California, 4.00%, 9/1/26	750	836,497
California, 4.00%, 9/1/27	240	265,584
California, 4.00%, 9/1/28	150	164,691
California, 4.00%, 9/1/31	400	429,584
California, 5.00%, 8/1/24	1,500	1,734,375
California, 5.00%, 8/1/26	2,010	2,355,660
California, 5.00%, 8/1/32	1,590	1,848,486
California, 5.25%, 9/1/23	500	554,310

Security	Principal Amount (000’s omitted)	Value
California, (LOC: Sumitomo Mitsui Banking Co.), 1.65%, 5/1/40(2)	$5,000	$5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,604,205
Central Dauphin School District, PA, 5.00%, 2/1/29	500	580,485
Colonial School District, PA, 5.00%, 2/15/29	100	116,265
Colonial School District, PA, 5.00%, 2/15/31	100	115,546
Colonial School District, PA, 5.00%, 2/15/32	100	115,331
Colonial School District, PA, 5.00%, 2/15/33	200	230,090
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/29	1,000	1,143,530
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/30	2,000	2,277,320
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,135,430
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	711,774
Cuyahoga Community College District, OH, 4.00%, 2/1/27	1,000	1,075,080
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	800,940
Dallas, TX, 5.00%, 2/15/23	5,000	5,562,750
Dallas, TX, 5.00%, 2/15/31	3,715	4,026,540
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/31	500	580,825
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	576,430
Deer Valley Unified School District No. 97, AZ, 5.00%, 7/1/23	250	282,683
Delaware, 5.00%, 2/1/29	1,000	1,208,300
Delaware, 5.00%, 2/1/30	1,000	1,203,520
Delaware, 5.00%, 2/1/32	1,000	1,192,140
Delaware County, OH, 4.00%, 12/1/27	150	163,284
Delaware County, OH, 4.00%, 12/1/28	255	274,140
Dowagiac Union School District, MI, 4.00%, 5/1/23	350	375,882
Dowagiac Union School District, MI, 4.00%, 5/1/24	250	269,320
Dowagiac Union School District, MI, 4.00%, 5/1/25	630	682,321
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	379,386
Duchesne County School District, UT, 4.00%, 6/1/32	2,250	2,382,705
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	81,857
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	190,236
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/32	210	226,462
Edgewood City School District, OH, 5.25%, 12/1/33	500	561,655
Edinburg, TX, 5.00%, 3/1/23	1,235	1,378,803
Edinburg, TX, 5.00%, 3/1/24	315	356,193
Edinburg, TX, 5.00%, 3/1/25	310	353,778
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,661,251
Florida Board of Education, 4.00%, 6/1/31	1,210	1,308,530
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,080,570
Flower Mound, TX, 4.00%, 3/1/32	390	410,615
Flower Mound, TX, 5.00%, 3/1/27	510	596,986
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	428,952
Georgia, 5.00%, 2/1/32	1,000	1,177,240
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,146,375
Glen Rock Board of Education, NJ, 5.00%, 9/1/30	250	289,375
Glen Rock Board of Education, NJ, 5.00%, 9/1/31	345	396,715
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	582,070
Hamilton County, TN, 5.00%, 4/1/26	5,215	6,191,039
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	976,127
Hawaii, 4.00%, 10/1/32	2,400	2,555,184
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	1,775	2,081,738
Homewood, AL, 5.00%, 9/1/28	2,000	2,334,540
Homewood, AL, 5.00%, 9/1/29	2,000	2,326,460
Houston, TX, 5.00%, 3/1/23	3,000	3,352,200

Security	Principal Amount (000’s omitted)	Value
Hudson City School District, OH, 4.00%, 12/1/30	$500	$532,675
Hudson City School District, OH, 4.00%, 12/1/31	400	424,376
Hudson City School District, OH, 4.00%, 12/1/32	350	369,537
Hudson City School District, OH, 4.00%, 12/1/33	400	420,288
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/23	340	365,405
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/24	340	368,642
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/25	555	604,839
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	549,405
Kane and DeKalb Counties Community Unit School District No. 301, IL, 3.00%, 1/1/23	200	200,862
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,112,790
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,745,171
Kauai County, HI, 5.00%, 8/1/26	150	177,663
Lakeland, FL, 5.00%, 10/1/25	635	728,694
Lakeland, FL, 5.00%, 10/1/28	1,500	1,704,075
Lakeland, FL, 5.00%, 10/1/30	1,000	1,127,340
Lakewood, OH, 4.00%, 12/1/30	400	426,932
Laredo Community College District, TX, 5.00%, 8/1/23	165	185,161
Laredo Community College District, TX, 5.00%, 8/1/24	140	158,736
Laredo Community College District, TX, 5.00%, 8/1/25	110	126,080
Laredo Community College District, TX, 5.00%, 8/1/26	320	371,254
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	2,380	1,594,338
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	506,515
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,748,864
Little Rock School District, AR, 3.00%, 2/1/23	400	404,312
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	1,000	1,073,510
McKinney, TX, 5.00%, 8/15/23	2,000	2,268,340
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	226,528
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	339,774
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,145,360
Miamisburg City School District, OH, 4.00%, 12/1/31	300	318,318
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	589,378
Minneapolis Special School District No. 1, MN, 3.00%, 2/1/23	250	256,348
Minnesota, 5.00%, 10/1/33	535	627,448
Monroe, NC, Limited Obligation Bonds, 3.00%, 3/1/23	500	512,215
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	135,693
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	223,805
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	389,086
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	827,740
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,006,882
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	815,350
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	545	615,376
New York, 5.00%, 2/15/24	3,000	3,452,160
New York, NY, 5.00%, 8/1/25	2,000	2,326,600
North Royalton City School District, OH, 4.00%, 12/1/32	600	633,690
Oakland Schools Intermediate School District, MI, 5.00%, 5/1/25	920	1,062,977
Olentangy Local School District, OH, 4.00%, 12/1/27	415	451,723
Oregon, 2.15%, 12/1/23	735	728,106
Oregon, 2.20%, 6/1/24	1,565	1,548,254
Oregon, 2.25%, 12/1/24	1,000	988,500
Oregon, 2.35%, 6/1/25	365	362,638
Oregon, 2.40%, 12/1/25	1,050	1,044,939

Security	Principal Amount (000’s omitted)	Value
Oregon, 2.50%, 6/1/26	$1,070	$1,069,989
Oregon, 2.55%, 12/1/26	430	430,654
Oregon, 2.55%, 6/1/28	425	408,463
Oregon, 2.60%, 12/1/28	175	167,615
Oregon, 5.00%, 6/1/27	310	368,457
Oregon, 5.00%, 12/1/27	325	385,736
Oregon, (SPA: U.S. Bank, N.A.), 1.75%, 12/1/36(2)	5,000	5,000,000
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	784,447
Pasadena, TX, 4.00%, 2/15/28	500	537,470
Pasadena, TX, 4.00%, 2/15/29	250	267,458
Pasadena, TX, 4.00%, 2/15/30	500	532,690
Pasadena, TX, 4.00%, 2/15/31	750	796,185
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	810,105
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,160,960
Pennsylvania, 4.00%, 6/1/30	5,000	5,163,400
Pennsylvania, 4.00%, 6/15/31	235	244,172
Pennsylvania, 5.00%, 7/1/24	490	552,691
Peoria, IL, 5.00%, 1/1/27	500	555,335
Pflugerville, TX, 5.00%, 8/1/30	185	216,306
Pflugerville, TX, 5.00%, 8/1/31	245	285,378
Pflugerville, TX, 5.00%, 8/1/32	100	115,867
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,099,584
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,367,189
Pittsburg Unified School District, CA, 5.00%, 8/1/30	1,160	1,370,749
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	420	496,306
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	370	434,580
Pittsburg Unified School District, CA, (Election of 2014), 5.00%, 8/1/32	670	782,191
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,161,841
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	509,503
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	540,888
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	574,429
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	606,879
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	635,163
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	660,994
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	681,041
Romeo Community Schools, MI, 5.00%, 5/1/25	1,000	1,146,440
Romeo Community Schools, MI, 5.00%, 5/1/26	1,270	1,466,990
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,153,560
Romeo Community Schools, MI, 5.00%, 5/1/30	700	804,790
Romulus, MI, 4.00%, 11/1/24	400	429,812
Romulus, MI, 4.00%, 11/1/25	400	432,820
Romulus, MI, 4.00%, 11/1/27	500	537,870
Romulus, MI, 4.00%, 11/1/28	500	534,735
Romulus, MI, 4.00%, 11/1/31	250	263,580
Romulus, MI, 4.00%, 11/1/32	300	315,273
Romulus, MI, 4.00%, 11/1/33	250	261,878
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	566,115
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	1,992,077
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	804,712
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	267,360

Security	Principal Amount (000’s omitted)	Value
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	$400	$432,520
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	300	322,134
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	200	213,806
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,267,020
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 0.00%, 6/15/33	3,500	1,983,975
South Texas College District, 5.00%, 8/15/30	1,295	1,449,571
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,261,084
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,168,710
Southwestern Community College District, CA, (Election of 2016), 4.00%, 8/1/31	500	539,260
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	500	574,160
Spring Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	735	868,108
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,010,318
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,174,110
Stamford, CT, 4.00%, 8/1/27	750	827,265
Sugar Land, TX, 5.00%, 2/15/26	555	648,745
Sun Valley, ID, 5.00%, 9/15/23	685	777,530
Sun Valley, ID, 5.00%, 9/15/24	720	829,022
Sun Valley, ID, 5.00%, 9/15/25	755	883,509
Sun Valley, ID, 5.00%, 9/15/26	695	824,305
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	604,528
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	526,045
Trussville, AL, 5.00%, 10/1/31	250	277,845
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	559,230
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	578,945
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	592,687
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	616,341
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22	395	439,647
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/23	415	469,353
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	435	498,697
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/25	460	534,488
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	485	561,790
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	703,758
Washington, 5.00%, 8/1/29	1,500	1,752,285
Waupun School District, WI, 4.00%, 4/1/24	105	113,247
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	133,373
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/24	150	129,470
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	625	522,400
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/29	250	175,195
Webster Groves School District, MO, 4.00%, 3/1/28	1,050	1,145,728
West Chester Township, OH, 4.00%, 12/1/27	400	436,284
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	3,000	3,224,910
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	786,825
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/31	750	784,230
Williamson County, TX, 5.00%, 2/15/28	300	340,851
Wisconsin, 5.00%, 11/1/26	2,000	2,380,640
York County, PA, 5.00%, 6/1/27	1,225	1,396,181

		$218,124,569

Hospital — 12.3%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$508,710
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/25	400	455,660

Security	Principal Amount (000’s omitted)	Value
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	$250	$285,642
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	105,755
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	870,885
California Health Facilities Financing Authority, (Stanford Health Care), 5.00%, 11/15/33	2,000	2,342,240
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/33	3,000	3,478,170
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/34	1,500	1,723,035
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 4.00%, 7/1/30	400	422,228
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	43,020
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/33	415	431,704
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,292,340
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	570,490
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/23	270	302,195
Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	260	297,846
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,648,800
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	828,120
Illinois Finance Authority, (Mercy Health Corp.), 5.00%, 12/1/29	590	657,520
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/24	1,070	1,204,938
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/25	400	455,624
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/26	500	574,000
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	574,810
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,117,930
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,113,260
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/24	500	564,935
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/24	500	572,600
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	300	352,080
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/24	175	194,504
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,120,580
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/23	225	239,900
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 5.00%, 7/1/27	450	514,723
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	167,114
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	285,760
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	285,587
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	283,878
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,266,820
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,690,665
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,243,280
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,117,370
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	681,906
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	618,706

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	$500	$576,610
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	500	569,195
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	566,495
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/29	210	236,960
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/30	330	370,349
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	571,055
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	542,725
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	548,991
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,124,390
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	553,795
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	558,260
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	224,542
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	300	339,780
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	458,188
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/26	500	577,300
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	582,110
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	578,910
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/30	500	575,280
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	500	571,225
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	583,980
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,162,050
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	876,272
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,139,780
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	550	633,836
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	806,155
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	800,681
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	590,756
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	790,944
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	113,629
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/33	1,000	1,061,440
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,131,400
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,130,670

Security	Principal Amount (000’s omitted)	Value
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/27	$115	$130,764
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/28	500	563,865
Ohio, (Cleveland Clinic Health System Obligated Group), 5.00%, 1/1/33	1,850	2,148,220
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	535	601,811
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/28	1,000	1,121,980
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	1,000	1,118,360
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/30	1,000	1,114,750
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/31	1,000	1,109,720
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/24	630	711,257
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/27	600	695,244
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,154,000
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	278,393
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	154,851
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	248,787
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	340,566
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	580,900
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	703,300
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/23	300	331,416
Stafford County Economic Development Authority, VA, (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	500	558,175
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	62,089
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	399,588
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	387,742
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	400	460,736
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	305	350,601
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	571,275
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	453,948
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	452,420
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,816,132
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/23	215	239,226
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/24	200	224,624
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/25	250	284,077

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	$400	$459,404
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	678,138

		$80,959,442

Housing — 2.9%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,190
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,018,220
New York City Housing Development Corp., NY, 1.95%, 11/1/23	785	751,057
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,085,336
New York City Housing Development Corp., NY, 2.35%, 11/1/25	915	893,397
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	925,098
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	953,161
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	777,279
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	414,388
New York City Housing Development Corp., NY, 3.10%, 11/1/32	1,000	975,970
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	161,213
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	170,735
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.10%, 11/1/24	125	121,799
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	283,533
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	220,118
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	196,410
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	221,083
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	138,131
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	108,093
New York Mortgage Agency, 1.75%, 4/1/24	250	240,017
New York Mortgage Agency, 1.95%, 10/1/25	650	618,702
Seattle Housing Authority, WA, 2.625%, 12/1/23	610	609,835
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	479,419
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	904,572
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	929,724
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	953,261
Tennessee Housing Development Agency, 2.05%, 1/1/22	245	243,197
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	249,270
Virginia Housing Development Authority, 1.70%, 5/1/22	845	818,577
Virginia Housing Development Authority, 1.85%, 5/1/23	820	795,384
Virginia Housing Development Authority, 1.95%, 11/1/23	295	285,625
Virginia Housing Development Authority, 2.25%, 5/1/25	170	165,255
Virginia Housing Development Authority, 2.40%, 5/1/26	420	412,776
Virginia Housing Development Authority, 2.55%, 5/1/27	730	717,291
Washington Housing Finance Commission, 2.05%, 6/1/24	310	306,667
Washington Housing Finance Commission, 2.25%, 6/1/25	355	353,612
Washington Housing Finance Commission, 2.30%, 12/1/25	130	129,550
Washington Housing Finance Commission, 2.40%, 6/1/26	105	104,159

		$18,877,104

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$550,070

		$550,070

Insured-General Obligations — 2.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,298,191
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,685,715

Security	Principal Amount (000’s omitted)	Value
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	$610	$640,677
Bellwood, IL, (AGM), 5.00%, 12/1/23	1,000	1,106,370
Crawford County Unified School District No. 250, KS, (BAM), 5.00%, 9/1/26	250	289,800
Lakewood Township, NJ, (AGM), 4.00%, 11/1/25	1,175	1,282,219
Lakewood Township, NJ, (AGM), 4.00%, 11/1/26	1,250	1,369,662
New Britain, CT, (AGM), 5.00%, 3/1/32	1,000	1,135,820
New Britain, CT, (BAM), 5.00%, 3/1/23	550	611,386
New Britain, CT, (BAM), 5.00%, 3/1/24	550	619,063
New Britain, CT, (BAM), 5.00%, 3/1/25	395	450,253
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,811
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23	250	278,205
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	494,426
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	206,101
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	351,651
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	444,072
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	362,726
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	1,720	1,860,610
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	745,262

		$15,238,020

Insured-Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/26	$500	$614,795

		$614,795

Insured-Lease Revenue/Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,115,890
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,722,345
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	250	290,913
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	574,145
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,408,752
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	285,675
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	114,270
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	553,885
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	455,416
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	226,910
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	285,360
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	462,853
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	349,155
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	411,296
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	697,571
Pasco County School Board, FL, (BAM), 5.00%, 8/1/28	410	470,467
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	581,211

		$10,006,114

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$131,588
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	487,170

		$618,758

Insured-Transportation — 0.3%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$493,865
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	397,197
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	573,850
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	366,122
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	427,984

		$2,259,018

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$170,096
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	283,542

		$453,638

Lease Revenue/Certificates of Participation — 9.1%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,076,470
Broward County School Board, FL, 5.00%, 7/1/25	500	577,605
Broward County School Board, FL, 5.00%, 7/1/27	500	582,940
Broward County School Board, FL, 5.00%, 7/1/29	500	579,370
Broward County School Board, FL, 5.00%, 7/1/30	400	460,032
Broward County School Board, FL, 5.00%, 7/1/31	600	687,234
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	562,770
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,425,912
Broward County School Board, FL, Series C, 5.00%, 7/1/23	2,500	2,813,850
Broward County School Board, FL, Series C, 5.00%, 7/1/24	2,000	2,281,460
California Public Works Board, 4.00%, 12/1/31	1,000	1,062,450
California Public Works Board, 5.00%, 11/1/27	1,000	1,179,420
California Public Works Board, 5.00%, 11/1/28	1,000	1,174,430
California Public Works Board, 5.00%, 11/1/29	1,000	1,171,110
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	578,795
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/27	500	577,595
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	342,813
Colorado Department of Transportation, 5.00%, 6/15/30	350	402,822
Colorado Department of Transportation, 5.00%, 6/15/31	310	355,338
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,423,180
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,406,680
Costa Mesa Financing Authority, CA, 5.00%, 10/1/30	165	196,357
Costa Mesa Financing Authority, CA, 5.00%, 10/1/31	185	218,640
Costa Mesa Financing Authority, CA, 5.00%, 10/1/32	155	182,063
Costa Mesa Financing Authority, CA, 5.00%, 10/1/33	150	175,380
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	278,038
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	230,894

Security	Principal Amount (000’s omitted)	Value
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	$135	$147,590
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	605,781
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	634,302
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	656,606
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	680,431
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	702,528
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	730,161
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	753,053
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	480,438
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,958,446
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,700,249
Medina City School District, OH, 5.00%, 12/1/23	350	393,753
Medina City School District, OH, 5.00%, 12/1/24	400	454,860
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,608,121
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,276,000
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	959,599
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,143,470
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,145,320
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,395,087
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,196,090
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,484,301
Pinellas County School Board, FL, 5.00%, 7/1/33	500	571,400
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	885	1,021,724
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	567,815
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	980,636
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,089,764
San Francisco City and County, CA, (City Office Buildings), 4.00%, 9/1/29	1,075	1,153,314
South Dakota Building Authority, 5.00%, 6/1/26	500	584,955
South Dakota Building Authority, 5.00%, 6/1/27	635	717,144
South Dakota Building Authority, 5.00%, 6/1/28	210	239,049
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	226,022
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	660,868
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	564,935
Washington, Certificates of Participation, 5.00%, 7/1/32	2,875	3,315,162

		$59,802,622

Other Revenue — 2.3%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.518%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	$2,500	$2,484,775
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,146,760
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,142,210
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	671,316
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/24	150	170,877
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	179,168
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	175,362

Security	Principal Amount (000’s omitted)	Value
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	$500	$573,760
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	500	569,215
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,445,349
Rhode Island Health and Educational Building Corp., (Barrington), 4.00%, 5/15/32	1,000	1,066,380
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,263,689
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	571,165
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,873,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,146,620

		$15,480,121

Senior Living/Life Care — 3.6%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,628,490
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	55,279
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	100	109,721
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	276,732
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,995
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	616,518
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/25	1,175	1,318,961
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,165,182
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/30	645	714,086
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/31	500	551,780
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	271,723
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	277,230
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/24	630	669,936
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Lenbrook Square Foundation, Inc.), 4.00%, 7/1/26	500	534,080
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/24	675	723,688
Glendale Industrial Development Authority, AZ, (Royal Oaks Life Care Community), 4.00%, 5/15/25	500	537,180
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/21	325	348,127
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	244,485
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/23	225	246,834
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/24	480	531,221
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/24	200	222,954
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/27	250	280,285
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 11/1/28	250	278,525

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	$1,000	$973,620
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	653,808
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/24	440	484,898
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/26	385	429,960
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	276,492
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	660,576
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	219,340
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	273,113
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	190,468
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/23	200	219,282
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/28	590	654,098
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/31	410	450,246
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	167,106
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	169,248
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	113,287
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	100	112,584
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	56,104
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	139,391
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	251,024
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	223,394
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	751,342
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	277,982
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	194,124
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/22	375	409,129
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/23	865	959,614
Sarasota County Health Facilities Authority, FL, (Village on the Isle), 5.00%, 1/1/25	750	839,962
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/23	200	222,230
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/27	250	283,825
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/29	440	494,472
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/30	475	531,634
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/31	470	524,261

		$23,924,626

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$115,168
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/23	1,000	1,115,650
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	880	992,209
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/23	260	287,594
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/24	115	128,674
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/25	150	169,442
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/27	300	341,235
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/28	300	340,356
Atlanta, GA, Tax Allocation Increments, 5.00%, 1/1/29	100	113,087
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	565,350
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	563,060
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	524,178
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/27	650	755,046
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/31	400	457,304
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,181,870
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	588,535
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	288,765
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,198,317
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,040,346
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,093,051
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,025,670
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	838,407
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/23	250	265,553
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	503,017
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/27	500	540,130
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/28	350	377,737
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/29	720	772,632
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,069,730
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,594,446
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 5.00%, 7/1/32	2,400	2,830,440
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,171,000
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	113,843
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	157,818
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 4.00%, 9/1/31	1,000	1,075,490
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,168,900
Tustin Community Facilities District No. 06-1, CA, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/28	250	284,260

		$26,648,310

Transportation — 9.9%
Alameda Corridor Transportation Authority, CA, 4.00%, 10/1/23	$250	$267,305
Alameda Corridor Transportation Authority, CA, 5.00%, 10/1/24	250	282,705
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	1,988,060
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,838,538
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	113,742

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	$1,000	$1,151,500
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	169,055
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	168,570
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	560,295
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,116,750
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	555,190
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,439,229
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,615,023
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,178,020
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,173,000
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,991,688
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	225,122
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/24	500	562,805
Chicago, IL, (O’Hare International Airport), Series 2016B, 5.00%, 1/1/25	1,000	1,136,760
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,328,110
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,452,338
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,135,140
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	747,844
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	727,981
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,907,631
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,200	2,534,532
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/23	150	166,815
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/24	195	219,375
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	560,345
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,116,760
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	834,645
Georgia State Road and Tollway Authority, 5.00%, 6/1/26	250	293,072
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	748,618
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	201,512
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	397,852
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	284,335
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	551,260
Massachusetts Department of Transportation, Metropolitan Highway System Revenue, (SPA: TD Bank, N.A.), 1.74%, 1/1/29(2)	5,000	5,000,000
Metropolitan Transportation Authority, NY, 5.00%, 11/15/23	500	565,905
Metropolitan Transportation Authority, NY, 5.00%, 11/15/24	500	572,670
Metropolitan Transportation Authority, NY, 5.00%, 11/15/25	500	579,045
Metropolitan Transportation Authority, NY, 5.00%, 11/15/26	1,000	1,168,480
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	453,819
Metropolitan Transportation Authority, NY, 1.564%, (67% of 1 mo. USD LIBOR + 0.30%), 11/1/19 (Put Date), 11/1/32(3)	3,750	3,749,850
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	144,134
New Jersey Turnpike Authority, 5.00%, 1/1/33	500	579,240
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	175,352
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	218,952
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	840,960
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	629,145
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	456,220
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/29	1,000	1,155,580
Port of Seattle, WA, 5.00%, 3/1/24	250	283,415
Port of Seattle, WA, 5.00%, 3/1/25	150	170,883
Port of Seattle, WA, 5.00%, 3/1/27	250	283,090

Security	Principal Amount (000’s omitted)	Value
Port of Seattle, WA, 5.00%, 3/1/29	$250	$281,540
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/27	300	355,674
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,613,285
Texas Transportation Commission, 4.00% to 10/1/21 (Put Date), 4/1/26	1,860	1,965,722
Texas Transportation Commission, 5.00%, 4/1/33	50	56,363
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,899,776
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	789,558

		$65,730,180

Water and Sewer — 5.1%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/31	$450	$509,670
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	345,927
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	130,357
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	112,803
Chino Basin Desalter Authority, CA, 4.00%, 6/1/32	1,235	1,307,544
Jacksonville, NC, Enterprise Systems Revenue, 5.00%, 5/1/27	700	827,232
Jacksonville, NC, Enterprise Systems Revenue, 5.25%, 5/1/31	160	199,098
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	584,840
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	224,184
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/27	250	271,605
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	719,821
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 1.60%, 7/1/35(2)	5,000	5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	143,307
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	952,262
Marysville, OH, Water System Revenue, 4.00%, 12/1/25	250	273,215
Marysville, OH, Water System Revenue, 4.00%, 12/1/27	180	195,813
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	705,288
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	583,735
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	698,094
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/33	1,000	1,166,980
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Royal Bank of Canada), 1.74%, 6/15/23(2)	5,000	5,000,000
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 5.00%, 7/1/25	1,250	1,433,600
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	647,544
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	720,746
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,152,960
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	592,271
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/26	1,000	1,158,230
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/30	365	393,729
Santa Fe, NM, Water Utility System Revenue, 4.00%, 6/1/31	450	481,734
Seattle, WA, Solid Waste System Revenue, 4.00%, 6/1/33	3,500	3,680,075
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	570,045
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/33	1,000	1,130,820
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/29	135	142,831
Wyoming, MI, Water Supply System Revenue, 4.00%, 6/1/30	105	110,555
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/25	210	239,482

Security	Principal Amount (000’s omitted)	Value
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	$505	$579,720
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	628,402

		$33,614,519

Total Tax-Exempt Investments — 97.4% (identified cost $648,328,758)		$643,947,510

Other Assets, Less Liabilities — 2.6%		$17,172,874

Net Assets — 100.0%		$661,120,384

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.0%
Others, representing less than 10% individually	86.4%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$643,947,510	$—	$643,947,510
Total Investments	$—	$643,947,510	$—	$643,947,510

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018